INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue [abstract]
Investment income	$ 24	$ 60	$ 47	$ 68
Fee revenue	50	58	113	122
Dividend income	2	2	36	3
Interest income and other	10	13	20	45
Participating loan notes	0	4	0	7
Investment and other revenue	$ 86	$ 137	$ 216	$ 245